SUBSEQUENT EVENTS (Details Narrative) - USD ($)		Jul. 11, 2025	Jul. 03, 2025	Feb. 06, 2025	Jan. 31, 2025	Aug. 15, 2025	Aug. 14, 2025	Aug. 05, 2025	Jun. 30, 2025	Jun. 18, 2025	May 20, 2025	Mar. 18, 2025	Feb. 18, 2025	Jan. 18, 2025	Dec. 31, 2024	Nov. 18, 2024	Dec. 31, 2023
Common stock, par value		$ 0.0001
Number of shares issued			1,000
Issuance of ordinary shares to parent company	[1]
FUTURETECH II ACQUISITION CORP [Member]
Trust account deposit									$ 9,133,890	$ 38,994	$ 38,994				$ 26,447,350		$ 61,839,164
Cash									$ 160,723						$ 56,768		$ 17,578
FUTURETECH II ACQUISITION CORP [Member] | Common Class A [Member]
Common stock, par value									$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001
FUTURETECH II ACQUISITION CORP [Member] | Subscription Agreement [Member] | Common Class A [Member]
Sale of stock, number of shares issued					1,000,000
Sale of share price					$ 5.00
FUTURETECH II ACQUISITION CORP [Member] | Escrow Agreement [Member] | Common Class A [Member]
Escrow agreement, description					the Company and the Investor signed an escrow agreement dated January 23, 2025 (the “Escrow Agreement”), pursuant to which the Company agreed to issue additional 2,000,000 shares of Class A Common Stock (the “Escrow Shares”, together with any dividends, distributions or other income on the Escrow Shares, the “Escrow Property”), in the name of the Company, to be deposited with Escrow Agent (as defined therein) for two (2) years from the date of the Closing (the “Escrow Release Date”), subject to release if and only if the closing price of the common stock of the Company on the date immediately prior to the Escrow Release Date is less than $7.50 per share. Pursuant to the Escrow Agreement, the Escrow Agent shall release a portion of the Escrow Shares to the Investor such that the aggregate value of all shares of Common Stock issued to the Investor at or before the Closing plus the value of the portion of the Escrow Property released to the Investor is equal to $7,500,000; provided, however, that if the aggregate value of all shares of Common Stock issued to the Investor at or before the Closing plus the value of the Escrow Property on the Escrow Release Date is less than $7,500,000, the Investor will be entitled to receive all of the Escrow Property but nothing more; provided, further, that, each Escrow Share shall be valued at an amount equal to the closing price of the shares of Common Stock on the Nasdaq Stock Market on the day immediately prior to the Escrow Release Date.
FUTURETECH II ACQUISITION CORP [Member] | Discharge Agreement [Member]
Share price				$ 10.00
Number of shares issued				147,500
Cash				$ 500,000
Promissory note				1,475,000
Issuance of ordinary shares to parent company				$ 1,475,000
Subsequent Event [Member] | FUTURETECH II ACQUISITION CORP [Member]
Trust account deposit												$ 37,744	$ 37,744	$ 37,744
Subsequent Event [Member] | FUTURETECH II ACQUISITION CORP [Member] | Subscription Agreement [Member] | Common Class A [Member]
Sale of stock, number of shares issued					1,000,000
Sale of share price					$ 5.00
Subsequent Event [Member] | FUTURETECH II ACQUISITION CORP [Member] | Escrow Agreement [Member] | Common Class A [Member]
Escrow agreement, description					the Company and the Investor signed an escrow agreement dated January 23, 2025 (the “Escrow Agreement”), pursuant to which the Company agreed to issue additional 2,000,000 shares of Class A Common Stock (the “Escrow Shares”, together with any dividends, distributions or other income on the Escrow Shares, the “Escrow Property”), in the name of the Company, to be deposited with Escrow Agent (as defined therein) for two (2) years from the date of the Closing (the “Escrow Release Date”), subject to release if and only if the closing price of the common stock of the Company on the date immediately prior to the Escrow Release Date is less than $7.50 per share. Pursuant to the Escrow Agreement, the Escrow Agent shall release a portion of the Escrow Shares to the Investor such that the aggregate value of all shares of Common Stock issued to the Investor at or before the Closing plus the value of the portion of the Escrow Property released to the Investor is equal to $7,500,000; provided, however, that if the aggregate value of all shares of Common Stock issued to the Investor at or before the Closing plus the value of the Escrow Property on the Escrow Release Date is less than $7,500,000, the Investor will be entitled to receive all of the Escrow Property but nothing more; provided, further, that, each Escrow Share shall be valued at an amount equal to the closing price of the shares of Common Stock on the Nasdaq Stock Market on the day immediately prior to the Escrow Release Date
Number of shares issued					2,000,000
Subsequent Event [Member] | FUTURETECH II ACQUISITION CORP [Member] | Discharge Agreement [Member]
Share price				$ 10.00
Number of shares issued				147,500
Deferred underwriting commission				$ 3,450,000
Cash				500,000
Promissory note				1,475,000
Issuance of ordinary shares to parent company				$ 1,475,000
Common Stock [Member]
Number of shares issued	[1]	1,000
Issuance of ordinary shares to parent company	[1]
Common Stock [Member] | Subsequent Event [Member] | FUTURETECH II ACQUISITION CORP [Member]
Common stock, par value								$ 0.0001
Deposits						$ 18,203	$ 25,000
Share price						$ 0.033	$ 0.033

[1]	Less than $0.01